Fair Value Measurements - Schedule Of Fair Value Of Assets And Liabilities On Recurring Basis (Detail) - Fair Value, Recurring [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Wealth management products, Short-term investments	¥ 1,725,051	¥ 434,006
Wealth management products, Long-term investments	1,389,779	677,867
Available-for-sale debts securities, Long-term investments	640,645	830,966
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Wealth management products, Short-term investments	0	0
Wealth management products, Long-term investments	0	0
Available-for-sale debts securities, Long-term investments	0	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Wealth management products, Short-term investments	1,725,051	434,006
Wealth management products, Long-term investments	1,389,779	677,867
Available-for-sale debts securities, Long-term investments	0	0
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Wealth management products, Short-term investments	0	0
Wealth management products, Long-term investments	0	0
Available-for-sale debts securities, Long-term investments	¥ 640,645	¥ 830,966